UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05655

DWS Municipal Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 154.6%
Alabama 5.2%
Alabama, Port Authority Revenue, Docks Department, AMT, 6.3%, 10/1/2021 (a)	8,250,000	8,431,583
Camden, AL, Industrial Development Board Revenue, AMT, Series B, 6.375%, 12/1/2024	1,000,000	1,092,830
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	5,500,000	5,860,690
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)	8,560,000	9,154,834

		24,539,937
Arizona 1.7%
Arizona, Hospital & Healthcare Revenue, Health Facilities Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020	7,000,000	7,735,630
California 17.1%
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.375%, 5/1/2022	7,350,000	8,098,891
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038	7,080,000	7,880,323
Series 2003-A-1, 6.75%, 6/1/2039	11,730,000	13,243,405
California, State General Obligation:
Series 2, 5.0%, 9/1/2019	4,385,000	4,699,361
5.0%, 12/1/2020	4,600,000	4,861,280
5.0%, 3/1/2022 (a)	3,500,000	3,720,290
5.0%, 6/1/2028	3,000,000	3,139,350
5.125%, 4/1/2024	4,400,000	4,683,888
5.25%, 12/1/2021	10,215,000	11,075,716
5.25%, 4/1/2030	6,250,000	6,552,750
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2021	5,000,000	5,525,050
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,747,850
Mount Diablo, CA, Unified School District, Election of 2002, 5.0%, 6/1/2029 (a)	2,000,000	2,110,780
Palmdale, CA, Water District Revenue, Certificates of Participation, 5.0%, 10/1/2034 (a)	2,000,000	2,080,820

		80,419,754
Colorado 6.9%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	1,000,000	1,139,160
Colorado, Hospital & Healthcare Revenue, Poudre Valley Health Facilities:
Series A, 5.5%, 12/1/2017 (a)	6,145,000	6,547,620
Series A, 6.0%, 12/1/2015 (a)	5,705,000	6,165,451
Series A, 6.0%, 12/1/2016 (a)	2,000,000	2,161,420
Colorado, Single Family Housing Revenue, AMT, Series B2, 7.25%, 10/1/2031	260,000	266,087
Colorado, Transportation/Tolls Revenue, Anticipation Note, Prerefunded, 6.0%, 6/15/2011 (a)	10,000,000	10,888,600
Denver, CO, Airport Revenue, AMT, Series A, 6.0%, 11/15/2014 (a)	5,000,000	5,405,550

		32,573,888
District of Columbia 8.7%
District of Columbia, Ballpark Revenue, Series B-1, 5.0%, 2/1/2017 (a)	2,275,000	2,456,227
District of Columbia, Core City General Obligation, Series B, 5.5%, 6/1/2011 (a)	20,000,000	21,596,200
District of Columbia, ETM, Series A, Prerefunded, 5.5%, 6/1/2014 (a)	640,000	676,122
District of Columbia, General Obligation:
Prerefunded, Series A-2005, 5.25%, 6/1/2027 (a)	2,585,000	2,682,997
Series A-2005, 5.25%, 6/1/2027 (a)	8,245,000	8,506,696

District of Columbia, Howard University Revenue, Series A, 5.0%, 10/1/2023 (a)	2,810,000	2,982,450
District of Columbia, State General Obligation, Series A, 5.5%, 6/1/2014 (a)	1,860,000	1,958,989

		40,859,681
Florida 6.5%
Dade County, FL, Airport Revenue, AMT, Series A, 5.75%, 10/1/2026 (a)	13,000,000	13,278,850
Dade County, FL, Special Assessment Revenue:
Series B, Prerefunded, Zero Coupon, 10/1/2022 (a)	7,735,000	3,068,784
Series B, Prerefunded, Zero Coupon, 10/1/2024 (a)	16,955,000	5,924,586
Hillsborough County, FL, Industrial Development Revenue, University Community Hospital Project, Series A, 5.625%, 8/15/2023	1,000,000	1,044,490
Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
6.0%, 7/1/2013 (a)	1,665,000	1,817,247
6.0%, 7/1/2014 (a)	1,000,000	1,091,440
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, 5.75%, 12/1/2032	1,000,000	1,109,160
Palm Beach County, FL, School District Revenue Lease, Series A, Prerefunded, 5.75%, 8/1/2017 (a)	2,850,000	3,097,209

		30,431,766
Georgia 1.9%
Atlanta, GA, General Obligation, Series A, 5.0%, 12/1/2021 (a)	4,455,000	4,773,221
Atlanta, GA, Water & Wastewater Revenue, Water Utilities Improvements, 5.0%, 11/1/2024 (a)	4,000,000	4,214,840

		8,988,061
Hawaii 7.3%
Hawaii, Airport System Revenue, AMT, Series B, 6.5%, 7/1/2013 (a)	8,800,000	9,684,312
Hawaii, Electric Revenue, Department of Budget & Finance, AMT:
Series D, 6.15%, 1/1/2020 (a)	2,195,000	2,329,861
Series A, 6.2%, 5/1/2026 (a)	13,200,000	13,357,740
Hawaii, Port Authority Revenue, AMT:
Series A, 6.0%, 7/1/2011 (a)	2,950,000	3,203,198
Series A, 6.0%, 7/1/2012 (a)	3,135,000	3,381,944
Hawaii, State General Obligation, Series CT, Prerefunded, 5.75%, 9/1/2014 (a)	2,310,000	2,472,693

		34,429,748
Idaho 0.0%
Idaho, Single Family Housing Revenue, AMT, Series C2, 6.9%, 7/1/2025	115,000	115,163
Illinois 9.6%
Chicago, IL, Airport Revenue, O’Hare International Airport, AMT, 5.5%, 1/1/2014 (a)	10,000,000	10,538,000
Chicago, IL, Core City General Obligation:
Series A, Prerefunded, 6.0%, 1/1/2014 (a)	2,085,000	2,280,364
Series A, Prerefunded, 6.125%, 1/1/2015 (a)	2,000,000	2,195,880
Series A, 6.125%, 1/1/2016 (a)	2,000,000	2,195,880
Chicago, IL, O’Hare International Airport Revenue, Series A, 5.0%, 1/1/2019 (a)	4,000,000	4,271,840
Chicago, IL, Other General Obligation, Neighborhoods Alive 21 Project:
Series A, Prerefunded, 6.0%, 1/1/2015 (a)	1,000,000	1,093,700
Series A, 6.0%, 1/1/2017 (a)	1,000,000	1,093,700
Chicago, IL, Water Revenue, Series A, 5.0%, 11/1/2020 (a)	3,615,000	3,878,425
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	2,500,000	2,665,150
Illinois, Health Facilities Authority Revenue, Children’s Memorial Hospital, Series A, Prerefunded, 5.625%, 8/15/2019 (a)	4,000,000	4,262,280
Illinois, Higher Education Revenue, DePaul University, Educational Facilities Authority:
Prerefunded, 5.625%, 10/1/2013 (a)	2,695,000	2,923,186
Prerefunded, 5.625%, 10/1/2015 (a)	1,710,000	1,854,786
Illinois, Sales & Special Tax Revenue, Metropolitan Pier & Exposition Authority:
Series A, ETM, 5.5%, 6/15/2017 (a)	1,955,000	2,227,273
Series A, 5.5%, 6/15/2017 (a)	1,555,000	1,761,457
Will County, IL, Industrial Development Revenue, Mobil Oil Refining Corp. Project, AMT, 6.0%, 2/1/2027	2,000,000	2,036,860

		45,278,781
Indiana 1.2%
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, 5.5%, 11/1/2031	5,000,000	5,471,200
Kansas 0.7%
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	3,000,000	3,288,030
Kentucky 1.4%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority, Norton Healthcare, Inc.:
Series A, 6.5%, 10/1/2020	2,000,000	2,170,120
Series A, 6.625%, 10/1/2028	4,000,000	4,353,240

		6,523,360
Louisiana 0.5%
Louisiana, Electric Revenue, 5.75%, 1/1/2013 (a)	2,000,000	2,216,980
Maine 1.4%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)	375,000	375,559
Maine, Transportation/Tolls Revenue, 5.0%, 7/1/2017 (a)	6,165,000	6,352,601

		6,728,160
Maryland 0.6%
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,802,700
Massachusetts 3.5%
Massachusetts, Airport Revenue, AMT, Series B, 5.5%, 7/1/2009 (a)	8,000,000	8,375,840
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, AMT, Series A, 5.875%, 9/1/2023 (a)	5,000,000	5,108,500
Massachusetts, Port Authority Revenue, AMT, Series B, 5.5%, 7/1/2015 (a)	3,000,000	3,158,430

		16,642,770
Michigan 2.2%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	1,500,000	1,505,895
Michigan, Industrial Development Revenue:
5.5%, 6/1/2018 (a)	3,425,000	3,649,680
5.75%, 6/1/2016 (a)	4,640,000	4,984,706

		10,140,281
Minnesota 1.6%
Minneapolis & St. Paul, MN, Airport Revenue, AMT, Series B, 6.0%, 1/1/2012 (a)	4,395,000	4,716,406
Minneapolis & St. Paul, MN, Port Authority Revenue, AMT, Series B, 5.625%, 1/1/2015 (a)	2,500,000	2,630,875

		7,347,281
Missouri 0.1%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General Hospital, 6.5%, 2/15/2021	365,000	372,873
Nevada 2.4%
Las Vegas, NV, Core City General Obligation, Water & Sewer Revenue, 5.375%, 4/1/2014 (a)	2,705,000	2,904,331
Nevada, State General Obligation, Capital Improvement and Cultural Affairs Project, Series A, 5.5%, 2/1/2014	2,575,000	2,712,943
Washoe County, NV, School District General Obligation, Prerefunded, 5.75%, 6/1/2014 (a)	5,450,000	5,810,354

		11,427,628
New Jersey 11.0%
New Jersey, Casino Reinvestment Development Authority, Hotel Room Fee Revenue, 5.0%, 1/1/2025 (a)	4,000,000	4,246,840
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	1,161,351
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019 (a)	5,000,000	6,134,700
New Jersey, Industrial Development Revenue, American Water Co., Inc. Project, AMT, Series A, 6.875%, 11/1/2034 (a)	10,775,000	10,831,677

New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,442,126
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	2,280,000	2,395,710
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, Prerefunded, 5.75%, 6/15/2017	10,000,000	10,768,100
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, Prerefunded, 5.75%, 5/1/2013 (a)	6,000,000	6,335,040
New Jersey, Transportation/Tolls Revenue, Garden State Parkway Project, Prerefunded, 5.6%, 1/1/2017 (a)	8,000,000	8,580,720

		51,896,264
New York 13.3%
Nassau County, NY, Hospital & Healthcare, 6.0%, 8/1/2015 (a)	3,390,000	3,684,015
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, Bronx-Lebanon, Hospital Center, Series E, 5.2%, 2/15/2016	1,770,000	1,825,542
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,674,870
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory
Authority, Jamaica Hospital, Series F, 5.2%, 2/15/2016	1,000,000	1,031,380
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	10,000,000	10,717,100
Series A-1, 5.5%, 6/1/2019	1,900,000	2,066,421
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,500,000	5,981,745
New York, Transportation/Tolls Revenue:
Prerefunded, 5.625%, 4/1/2013 (a)	5,000,000	5,306,450
Prerefunded, 5.75%, 4/1/2014 (a)	2,000,000	2,128,700
New York, NY, Core City General Obligation, Series F, 5.25%, 8/1/2015	5,000,000	5,313,000
New York, NY, General Obligation:
Series G, 5.0%, 12/1/2023	2,000,000	2,099,780
Series D, 5.0%, 11/1/2024	7,500,000	7,860,525
Series F, Prerefunded, 5.25%, 8/1/2015 (a)	50,000	51,682
Series F, 5.25%, 8/1/2015 (a)	4,950,000	5,096,916
New York, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
Series B, Prerefunded, 6.125%, 11/15/2014	1,645,000	1,807,312
Series B, 6.125%, 11/15/2014	355,000	390,028
Series B, Prerefunded, 6.125%, 11/15/2015	3,000,000	3,296,010
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)	1,180,000	1,332,574
Rensselaer County, NY, Industrial Development Agency, Civic Facility Revenue, Hawthorne Ridge Project, 3.36% *, 10/30/2035, Citizens Bank NA (b)	1,000,000	1,000,000

		62,664,050
North Carolina 1.7%
Charlotte, NC, Airport Revenue, AMT:
Series B, 5.75%, 7/1/2013 (a)	2,480,000	2,615,805
Series B, 5.875%, 7/1/2014 (a)	1,140,000	1,206,211
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,062,690
Series B, 6.375%, 1/1/2013	3,000,000	3,238,080

		8,122,786
North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,400,000	3,770,566
Ohio 2.0%
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	6,000,000	5,780,580
Ohio, Higher Education Revenue, University of Findlay Project:
6.125%, 9/1/2016	2,000,000	2,020,000
6.15%, 9/1/2011	1,635,000	1,651,350

		9,451,930
Oregon 3.3%

Oregon, Other Revenue Lease, Department of Administrative Services:
Series A, 5.5%, 5/1/2010 (a)	2,245,000	2,296,074
Series A, 5.6%, 5/1/2011 (a)	2,120,000	2,169,608
Oregon, State General Obligation Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2017 (a)	1,000,000	1,099,050
Oregon, State Revenue Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2018 (a)	1,000,000	1,099,050
Portland, OR, Special Assessment Revenue, Downtown Waterfront:
Series A, 5.625%, 6/15/2015 (a)	3,100,000	3,336,530
Series A, 5.75%, 6/15/2018 (a)	2,225,000	2,406,226
Series A, 5.75%, 6/15/2019 (a)	2,820,000	3,049,689

		15,456,227
Pennsylvania 2.3%
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	2,570,000	2,801,711
Philadelphia, PA, Gas Works Revenue, Series A-1, 5.0%, 9/1/2029 (a)	5,000,000	5,205,600
Philadelphia, PA, Municipal Authority Revenue, Series B, 5.25%, 11/15/2018 (a)	2,500,000	2,683,450

		10,690,761
Puerto Rico 0.2%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2030	1,000,000	1,061,860
Rhode Island 0.9%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	4,000,000	4,242,600
South Carolina 2.7%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,569,840
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Prerefunded, 7.375%, 12/15/2021	2,000,000	2,320,180
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health:
Series C, Prerefunded, 7.0%, 8/1/2030	4,825,000	5,743,921
Series C, 7.0%, 8/1/2030	595,000	691,176
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	2,000,000	2,117,580

		12,442,697
Tennessee 4.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	2,154,400
Memphis-Shelby County, TN, Airport Revenue, AMT, Series D, 6.25%, 3/1/2017 (a)	4,690,000	5,074,721
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
EMT, 6.5%, 9/1/2026	2,615,000	3,013,029
Prerefunded, 6.5%, 9/1/2026	4,385,000	5,052,441
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2019	7,000,000	7,726,880

		23,021,471
Texas 18.5%
Austin, TX, Sales & Special Tax Revenue, Hotel Occupancy Tax:
6.0%, 11/15/2013 (a)	3,190,000	3,422,136
6.0%, 11/15/2015 (a)	3,480,000	3,733,240
6.0%, 11/15/2016 (a)	3,625,000	3,888,791
Brazos River, TX, Pollution Control Revenue, Brazos River Authority, Texas Utilities Electric Co. Project, AMT, Series C, 5.75% *, 5/1/2036	3,965,000	4,212,138
Dallas-Fort Worth, TX, Airport Revenue, International Airport, AMT, Series A, 5.875%, 11/1/2016 (a)	6,500,000	7,055,490
El Paso, TX, State General Obligation:
5.875%, 8/15/2012 (a)	1,000,000	1,022,010
5.875%, 8/15/2013 (a)	1,570,000	1,604,556
5.875%, 8/15/2014 (a)	1,665,000	1,701,647
Granbury, TX, Independent School District, 5.0%, 8/1/2024	3,365,000	3,549,301

Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, 6.375%, 6/1/2029	5,500,000	6,187,720
Houston, TX, Airport Revenue, People Mover Project, AMT, Series A, 5.5%, 7/15/2017 (a)	3,300,000	3,342,834
Houston, TX, Port Authority Revenue, Airport Revenue, AMT, Series A, 5.875%, 7/1/2014 (a)	3,960,000	4,219,023
Red River, TX, School District Revenue Lease, St. Mark’s School Project, 6.0%, 8/15/2019	5,390,000	5,767,785
Socorro, TX, Independent School District, 5.0%, 8/15/2025	5,135,000	5,413,420
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	4,500,000	5,061,465
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	2,000,000	2,155,380
Texas, State General Obligation, College Student Loans, AMT, 5.0%, 8/1/2021	4,015,000	4,016,325
Texas, State Turnpike Authority, Dallas Northway Revenue, 5.5%, 1/1/2015 (a)	14,605,000	15,223,230
Texas, White Settlement, Independent School District, 5.125%, 8/15/2026	5,035,000	5,359,455

		86,935,946
Washington 5.8%
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2013 (a)	7,355,000	8,175,597
Seattle, WA, Special Assessment Revenue, AMT:
Series B, 5.5%, 9/1/2011 (a)	1,085,000	1,151,793
Series B, 5.75%, 9/1/2013 (a)	1,045,000	1,111,096
Skagit County, WA, School District General Obligation, School District No. 1, Burlington Edison, 5.625%, 12/1/2014 (a)	1,570,000	1,699,164
Snohomish County, WA, Electric Revenue, Public Utility District No. 1, 5.375%, 12/1/2024 (a)	3,000,000	3,190,860
Washington, Electric Revenue, Energy Northwest Columbia Generating, Series B, 6.0%, 7/1/2018 (a)	3,000,000	3,338,070
Washington, Hospital & Healthcare Revenue, Group Health Coop of Puget Sound, 5.375%, 12/1/2017 (a)	1,500,000	1,605,720
Washington, State General Obligation:
Series A, 5.5%, 7/1/2013	2,000,000	2,103,320
Series A, 5.5%, 7/1/2016	4,835,000	5,084,776

		27,460,396
West Virginia 4.4%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center:
Series A, 6.75%, 9/1/2022	2,355,000	2,600,815
6.75%, 9/1/2030	395,000	433,777
West Virginia, Hospital Finance Authority, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022	9,645,000	10,841,463
Prerefunded, 6.75%, 9/1/2030	3,605,000	4,052,200
West Virginia, Water & Sewer Revenue, Water Development Authority, Series B, 5.25%, 11/1/2023 (a)	2,740,000	2,977,421

		20,905,676
Wisconsin 2.3%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	4,230,000	4,508,334
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,000,000	6,222,900

		10,731,234
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $677,040,763)	154.6	727,188,136
Other Assets and Liabilities, Net	1.7	8,207,104
Preferred Shares, at Redemption Value	(56.3)	(265,000,000)

Net Assets Applicable to Common Shareholders	100.0	470,395,240

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	17.2
Financial Guaranty Insurance Company	12.4
Financial Security Assurance, Inc.	15.7
MBIA Corp.	13.2

(b) Security incorporates a letter of credit from a major bank.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006